Significant Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Aug. 27, 2021
Disclosure of non-adjusting events after reporting period [line items]
Working capital deficit	$ 276,400	$ 230,500
Scheduled maturities and repayments of borrowings	407,274	362,079
Other financial liabilities	34,679	198,985	[1]	$ 21,697	[1]
Commitments to fund certain vessels under construction	74,000
Decrease in accounts and other receivables	95,176	(2,155)		(62,287)
Decrease in financial assets	84,100
Decrease in cash and cash equivalents	44,775	(40,660)		$ 24,751
Increase in borrowings	45,200
Decrease in other financial liabilities	164,300
Decrease in accounts payable and other	(37,000)
Borrowings	2,464,027	$ 2,759,717
Minimum liquidity requirement	$ 75,000
Liquidity requirement, percent of total debt	5.00%
Altera Shuttle Tankers LLC
Disclosure of non-adjusting events after reporting period [line items]
Minimum liquidity requirement	$ 35,000
Liquidity requirement, percent of total debt	5.00%
Maximum net debt to total capitalization ratio	75.00%
Senior Unsecured Bonds, Maturing December 2025
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 180,000
Brookfield Exchanges | Brookfield
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 769,300					$ 699,300

[1]	See Note 2i for further details.